Annual Total Returns [BarChart] - First Trust NYSE Arca Biotechnology Index Fund - First Trust NYSE Arca Biotechnology Index Fund	May 03, 2021
Bar Chart Table:
2011	(16.36%)
2012	40.91%
2013	50.10%
2014	47.63%
2015	10.97%
2016	(19.60%)
2017	36.99%
2018	(0.21%)
2019	19.78%
2020	12.93%